UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES	12 Months Ended
Jun. 30, 2018
Deferred Revenue Disclosure [Abstract]
UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES
NOTE 11 -	UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES
  Unearned income from guarantee services were $88,824 and $538,215 as of June 30, 2018 and 2017, respectively.